[LOGO]

Semi-Annual Report

         Jurika & Voyles Fund Group
             Small-Cap Fund
             Value+Growth Fund
             Balanced Fund

             December 31, 1999

Table of Contents

                     .....................................................
                    Letter to Shareholders                               1
                     .....................................................
                    Performance
                        ..................................................
                       Small-Cap Fund                                    2
                        ..................................................
                       Value+Growth Fund                                 4
                        ..................................................
                       Balanced Fund                                     6
                     .....................................................
                   Schedule of Investments                               8
                     .....................................................
                   Statements of Assets and Liabilities                 29
                     .....................................................
                   Statements of Operations                             30
                     .....................................................
                   Statements of Changes in Net Assets                  31
                     .....................................................
                   Financial Highlights                                 34
                     .....................................................
                   Notes to Financial Statements                        37
                     .....................................................
                   Change in Independent Accountant                     42

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISER
Jurika & Voyles, L.P., Oakland, CA

DISTRIBUTOR
First Fund Distributors, Inc., Phoenix, AZ

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank & Trust Co., Boston, MA

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP, San Francisco, CA

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND TO OTHERS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR JURIKA & VOYLES FUND GROUP.

Letter to Shareholders

DEAR SHAREHOLDER:

This report provides an investment review and outlook, along with a summary of key financial and performance information, for each Fund of the Jurika & Voyles Fund Group for the six-month period ending December 31, 1999.

Please note that the name of the Jurika & Voyles Mini-Cap Fund was changed to Jurika & Voyles Small-Cap Fund effective October 28, 1999. There was no change in the management of the Fund, or of its objectives. The new name is intended to more accurately reflect the existing objectives of the Fund.

As always, we stand ready to serve you. If you have any questions, please do not hesitate to call our Investor Center at 800.JV.INVST (800.584.6878).

Thank you for your continued support.

Very truly yours,

/s/ William K. Jurika                        /s/ Glenn C. Voyles
--------------------------------------       -------------------------
William K. Jurika                            Glenn C. Voyles

                                  PERFORMANCE
               -------------------------------------------------
                                 SMALL-CAP FUND

After some tentative worries about the future actions of the Federal Reserve on interest rates, U.S. equity markets took off in November and continued an upward climb right through the end of the quarter. The equity markets--especially smaller cap growth issues--ignored the rising trend in interest rates, focusing instead on the improving world economy and the outlook for better earnings. This upward move in the later part of 1999 was led by the growth-oriented technology sector. Semiconductors, telecommunications and Internet infrastructure related companies were the market leaders. Energy issues, biotechnology and many consumer-oriented companies also did quite well in the last half of 1999.

The Russell 2000 Index rose a surprising 11% for the last six months of 1999--mostly on the strength of the technology sector. The Small-Cap Fund was up 39% for the same period, outperforming the Russell index by 28 percentage points.

We continue to focus the Fund around several long-term themes. These include consumer growth companies that are benefiting from the strong economy and strong consumer spending trends, biotechnology companies, and the technology sector. In the technology sector, we are concentrating on telecommunications, semiconductors, and some internet related issues. We have recently added several names in the information technology service sector. It is our strong belief that next year will be an extremely tough period for corporate America to find and hire all the needed information technology professionals. As a result, prices for these services should rise nicely through the coming year. In addition, we are increasing the Fund's exposure to more cyclical industries such as aluminum and paper. We feel the fundamentals in this sector are improving and the stocks are still very reasonably valued.

                                  PERFORMANCE
               -------------------------------------------------
                                 SMALL-CAP FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  JURIKA & VOYLES  LIPPER SMALL-CAP    RUSSELL 2000
                                                  SMALL-CAP FUND      CORE INDEX           INDEX
9/30/94                                                   $10,000            $10,000          $10,000
10/31/94                                                  $10,410            $10,052           $9,960
11/30/94                                                  $10,400             $9,797           $9,557
12/31/94                                                  $10,650             $9,882           $9,813
1/31/95                                                   $10,410             $9,984           $9,689
2/28/95                                                   $11,211            $10,382          $10,092
3/31/95                                                   $11,832            $10,602          $10,265
4/30/95                                                   $12,814            $10,780          $10,493
5/31/95                                                   $13,245            $10,911          $10,674
6/30/95                                                   $14,147            $11,345          $11,228
7/31/95                                                   $15,359            $11,972          $11,874
8/31/95                                                   $15,279            $12,370          $12,120
9/30/95                                                   $15,509            $12,582          $12,336
10/31/95                                                  $15,148            $12,137          $11,785
11/30/95                                                  $16,070            $12,500          $12,280
12/31/95                                                  $16,210            $12,920          $12,604
1/31/96                                                   $15,816            $13,015          $12,590
2/29/96                                                   $16,690            $13,476          $12,983
3/31/96                                                   $17,691            $13,814          $13,247
4/30/96                                                   $19,683            $14,767          $13,955
5/31/96                                                   $20,503            $15,433          $14,505
6/30/96                                                   $19,597            $14,732          $13,910
7/31/96                                                   $18,575            $13,536          $12,695
8/31/96                                                   $19,384            $14,226          $13,432
9/30/96                                                   $19,949            $14,824          $13,957
10/31/96                                                  $20,034            $14,546          $13,742
11/30/96                                                  $21,006            $15,072          $14,308
12/31/96                                                  $21,424            $15,338          $14,683
1/31/97                                                   $21,896            $15,680          $14,976
2/28/97                                                   $20,929            $15,269          $14,613
3/31/97                                                   $20,270            $14,499          $13,923
4/30/97                                                   $20,226            $14,503          $13,962
5/31/97                                                   $22,456            $16,050          $15,515
6/30/97                                                   $23,983            $16,957          $16,180
7/31/97                                                   $26,005            $17,978          $16,933
8/31/97                                                   $27,118            $18,418          $17,321
9/30/97                                                   $29,320            $19,800          $18,588
10/31/97                                                  $27,710            $19,011          $17,772
11/30/97                                                  $27,662            $18,768          $17,657
12/31/97                                                  $26,536            $18,748          $17,966
1/31/98                                                   $25,705            $18,473          $17,682
2/28/98                                                   $27,159            $19,853          $18,990
3/31/98                                                   $28,668            $20,788          $19,773
4/30/98                                                   $29,319            $20,988          $19,882
5/31/98                                                   $26,993            $19,899          $18,811
6/30/98                                                   $26,452            $19,827          $18,851
7/31/98                                                   $24,472            $18,397          $17,325
8/31/98                                                   $19,306            $14,842          $13,961
9/30/98                                                   $19,957            $15,466          $15,053
10/31/98                                                  $21,287            $16,101          $15,667
11/30/98                                                  $21,993            $16,998          $16,488
12/31/98                                                  $22,737            $18,066          $17,508
1/31/99                                                   $23,384            $17,931          $17,741
2/28/99                                                   $20,652            $16,466          $16,304
3/31/99                                                   $20,716            $16,541          $16,559
4/30/99                                                   $23,195            $17,658          $18,043
5/31/99                                                   $23,668            $18,023          $18,306
6/30/99                                                   $25,452            $19,065          $19,134
7/31/99                                                   $25,216            $18,961          $18,609
8/31/99                                                   $24,158            $18,266          $17,920
9/30/99                                                   $24,979            $18,251          $17,924
10/31/99                                                  $25,563            $18,410          $17,997
11/30/99                                                  $29,716            $19,597          $19,071
12/31/99                                                  $35,431            $21,711          $21,230
                                                         One Year             5 Year       Annualized
                                                     Total Return  Annualized Return  Since Inception
Total Returns for Period Ended December 31, 1999
Jurika & Voyles Small-Cap Fund                             55.83%             27.16%           27.22%
Lipper Small-Cap Core Index                                20.17%             17.05%           15.91%
Russell 2000 Index                                         21.26%             16.69%           15.42%

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Small-Cap Fund with a similar investment in the Lipper Small-Cap Core Index and the Russell 2000 Index from the inception of the Fund on September 30, 1994 through December 31, 1999. For purposes of the graph and the Fund's Annualized Return Since Inception, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

Lipper Analytical Services, Inc., Small-Cap Core Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities of the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

Effective September 13, 1999, Lipper Analytical Services, Inc. altered their tracking methodology of various fund index objectives including the Lipper Small Company Index. As a result, the Advisor has replaced the Lipper Small Company Index with the Lipper Small-Cap Core Index to better reflect the investment objectives of the Small-Cap Fund.

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND

The six months under review was another strong period for the U.S. equity markets. However the strong performance of the averages disguises the narrowness of the market's advance, which was confined almost exclusively to the growth sector of the market, specifically technology and telecommunications. While the Russell 1000 returned 8% over the 6 months, the average technology stock increased by 71% and the remaining stocks lost an average of 1%. The
Russell 1000 growth index increased by 21% while the value index declined by 5%.

Looked at another way, performance was dominated by stocks with high valuations and momentum. The stocks in the Russell 1000 with PE ratios above 30 times returned 31%, while stocks with PEs below 30 declined 4%.

This environment was clearly a difficult one for our investment style, which stresses realistic valuations and reasonable timeframes. Despite this headwind, our performance was competitive, especially over the 4th quarter, and especially relative to the value indices. Our technology stocks did extremely well, and our underweight exposure to the interest-rate sensitive areas of the market, namely banks and electric utilities, also added value.

Trends in economic activity, inflation and interest rates, were in line with our expectations. We continue to believe that a global economic recovery is under way and that the outlook for corporate profitability is positive. The implications for monetary policy are clear--we anticipate that further tightening will be required to moderate the momentum of the U.S. economy.

The narrowness of the market over 1999 further increases the fundamental attractiveness of the broader universe of the companies that have quality business models and that sell at discounts to intrinsic value. These are the focus of our investment process. Our portfolio characteristics remain compelling--a diversified group of companies selling at a 30% discount to the market PE offering superior earnings growth and financial strength.

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            JURIKA & VOYLES     RUSSELL     RUSSELL MIDCAP INDEX  LIPPER MULTI-CAP
                                          VALUE+GROWTH FUND   1000 INDEX       MIDCAP INDEX        VALUE INDEX
9/30/94                                        $10,000         $10,000           $10,000              $10,000
10/31/94                                       $10,140         $10,189           $10,076              $10,103
11/30/94                                       $10,080         $9,821            $9,632               $9,716
12/31/94                                       $10,559         $9,961            $9,757               $9,806
1/31/95                                        $10,469         $10,219           $9,957               $9,958
2/28/95                                        $10,870         $10,635           $10,473              $10,358
3/31/95                                        $11,210         $10,909           $10,773              $10,594
4/30/95                                        $11,751         $11,199           $10,935              $10,864
5/31/95                                        $12,162         $11,628           $11,294              $11,262
6/30/95                                        $12,843         $11,936           $11,674              $11,469
7/31/95                                        $13,474         $12,392           $12,241              $11,890
8/31/95                                        $13,554         $12,485           $12,428              $12,017
9/30/95                                        $13,755         $12,999           $12,709              $12,351
10/31/95                                       $13,104         $12,940           $12,425              $12,132
11/30/95                                       $13,845         $13,517           $13,043              $12,647
12/31/95                                       $13,525         $13,723           $13,119              $12,847
1/31/96                                        $13,431         $14,167           $13,395              $13,241
2/29/96                                        $13,757         $14,351           $13,710              $13,436
3/31/96                                        $13,946         $14,480           $13,908              $13,592
4/30/96                                        $14,714         $14,700           $14,302              $13,803
5/31/96                                        $14,998         $15,054           $14,518              $14,027
6/30/96                                        $14,398         $15,070           $14,300              $13,932
7/31/96                                        $13,410         $14,343           $13,415              $13,367
8/31/96                                        $14,146         $14,733           $14,054              $13,780
9/30/96                                        $14,829         $15,562           $14,748              $14,343
10/31/96                                       $15,134         $15,906           $14,866              $14,623
11/30/96                                       $16,263         $17,080           $15,772              $15,589
12/31/96                                       $16,272         $16,804           $15,611              $15,544
1/31/97                                        $16,940         $17,800           $16,195              $16,123
2/28/97                                        $17,080         $17,869           $16,170              $16,318
3/31/97                                        $16,389         $17,064           $15,483              $15,806
4/30/97                                        $16,741         $17,987           $15,868              $16,242
5/31/97                                        $18,334         $19,139           $17,026              $17,269
6/30/97                                        $19,060         $19,932           $17,583              $17,934
7/31/97                                        $20,407         $21,563           $19,050              $19,253
8/31/97                                        $19,785         $20,546           $18,843              $18,827
9/30/97                                        $20,993         $21,673           $19,918              $19,726
10/31/97                                       $19,760         $20,971           $19,144              $18,904
11/30/97                                       $19,684         $21,880           $19,599              $19,306
12/31/97                                       $19,776         $22,324           $20,139              $19,726
1/31/98                                        $19,370         $22,491           $19,760              $19,681
2/28/98                                        $21,023         $24,094           $21,305              $21,035
3/31/98                                        $21,876         $25,309           $22,315              $21,981
4/30/98                                        $22,283         $25,569           $22,371              $22,105
5/31/98                                        $21,089         $25,016           $21,679              $21,614
6/30/98                                        $21,259         $25,942           $21,979              $21,591
7/31/98                                        $20,196         $25,630           $20,931              $20,756
8/31/98                                        $16,968         $21,799           $17,583              $17,580
9/30/98                                        $18,097         $23,267           $18,721              $18,309
10/31/98                                       $19,645         $25,105           $19,997              $19,815
11/30/98                                       $20,105         $26,659           $20,944              $20,671
12/31/98                                       $20,987         $28,357           $22,173              $21,014
1/31/99                                        $20,902         $29,369           $22,135              $21,088
2/28/99                                        $20,074         $28,437           $21,398              $20,597
3/31/99                                        $20,565         $29,526           $22,069              $21,166
4/30/99                                        $21,604         $30,761           $23,699              $23,048
5/31/99                                        $21,646         $30,096           $23,631              $22,928
6/30/99                                        $22,545         $31,630           $24,464              $23,666
7/31/99                                        $22,180         $30,664           $23,793              $22,861
8/31/99                                        $21,366         $30,377           $23,177              $22,073
9/30/99                                        $20,046         $29,541           $22,362              $21,122
10/31/99                                       $21,029         $31,527           $23,422              $21,775
11/30/99                                       $21,801         $32,338           $24,095              $21,765
12/31/99                                       $23,490         $34,287           $26,215              $22,262


Total Returns for Period Ended December 31, 1999                         One Year             Five Year        Annualized
                                                                     Total Return     Annualized Return   Since Inception
Jurika & Voyles Value+Growth Fund                                          11.93%                17.33%            17.65%
Russell 1000 Index                                                         20.91%                28.05%            26.45%
Russell MidCap Index                                                       18.23%                21.86%            20.15%
Lipper Multi-Cap Value Index                                                5.94%                17.82%            16.47%

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Value+Growth Fund with a similar investment in the Russell 1000 Index, the Russell Midcap Index, and the Lipper Analytical Services, Inc., Multi-Cap Value Index from the inception of the Fund on September 30, 1994 through December 31, 1999. For purposes of the graph and the Fund's Annualized Return Since Inception, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

The Russell 1000 Index is an unmanaged index containing 1,000 of the largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index. The Lipper Analytical Services, Inc., Multi-Cap Value Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

Effective September 13, 1999, Lipper Analytical Services, Inc. altered their tracking methodology of various fund index objectives including the Lipper Growth Fund Index and the Lipper Capital Appreciation Fund Index. As a result, the Advisor has replaced the Lipper Growth Fund and Lipper Capital Appreciation Fund Indices with the Lipper Multi-Cap Value Fund Index to better reflect the investment objectives of the Value+Growth Fund. In addition, the S&P 500 Index has been removed from the above chart, and is being replaced by the Russell 1000 Index. The Russell 1000 Index more appropriately reflects the investment objectives of the Value+Growth Fund. As a broad market reference, the S&P 500 had an annualized return since September 30, 1994 (the inception of the Value+Growth Fund) of 26.99%, a five year annualized return of 28.56%, and a one year total return of 21.04%.

                                  PERFORMANCE
               -------------------------------------------------
                                 BALANCED FUND

U.S. Fixed Income markets continued to struggle during the second half of the year keeping returns for the six months ended 12/31/99 just north of zero. Tighter spreads across most sectors failed to offset the impact of higher Treasury yields, and the broad U.S. Aggregate benchmark index returned just 0.56%. The fixed component of the J&V Balanced Fund enjoyed excellent relative performance during the six month period, even though the nominal numbers were quite low. The fixed portion of the Fund returned 0.89% due to a shorter duration and a superior corporate contribution.

The nominal return for U.S. corporate bonds was up 0.32% during the period, in spite of the healthy business climate, giving the credit markets one of their best duration adjusted RELATIVE performance periods since 1991. Corporate credit sector performance was led by Yankee (non-U.S.) bonds as they continued to come back from the effects of the Russian Ruble crisis in late 1998.

During the second half of the year, Fed Chairman Greenspan continued to display concern about the rapid pace of the U.S. economic expansion and the potential for rising inflation. Greenspan's consistent calls for caution and the Fed's
75 basis points of tightening pushed general interest rates up in 4 of the 6 calendar months. His concern was somewhat warranted as consumer prices registered a 2.7% increase during the calendar year, up from 1.6% in 1998 and 1.7% in 1997. Clearly the Fed will continue to watch the inflationary pressures building in the U.S. economy and react accordingly in 2000.

For a discussion of the equity portion of the Balanced Fund, please refer to the performance discussion of the Value+Growth Fund.

                                  PERFORMANCE
               -------------------------------------------------
                                 BALANCED FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              JURIKA & VOYLES     LIPPER BALANCED          60% RUSSELL 1000 INDEX/
                              BALANCED FUND           INDEX       40% LEHMAN BROTHERS AGGREGATE BOND INDEX
3/9/92                            $10,000          $10,000                      $10,000
3/31/92                           $9,940           $9,983                       $9,983
4/30/92                           $10,100          $10,091                      $10,157
5/31/92                           $10,170          $10,222                      $10,271
6/30/92                           $10,162          $10,143                      $10,229
7/31/92                           $10,544          $10,441                      $10,569
8/31/92                           $10,494          $10,344                      $10,478
9/30/92                           $10,720          $10,463                      $10,607
10/31/92                          $10,942          $10,464                      $10,604
11/30/92                          $11,316          $10,703                      $10,849
12/31/92                          $11,547          $10,856                      $11,026
1/31/93                           $11,851          $11,001                      $11,162
2/28/93                           $11,790          $11,137                      $11,300
3/31/93                           $12,118          $11,367                      $11,484
4/30/93                           $11,986          $11,280                      $11,334
5/31/93                           $12,108          $11,478                      $11,527
6/30/93                           $12,333          $11,599                      $11,656
7/31/93                           $12,536          $11,646                      $11,660
8/31/93                           $12,863          $11,998                      $12,011
9/30/93                           $13,060          $12,024                      $12,004
10/31/93                          $13,111          $12,148                      $12,117
11/30/93                          $13,009          $11,953                      $11,976
12/31/93                          $13,512          $12,154                      $12,132
1/31/94                           $13,814          $12,472                      $12,420
2/28/94                           $13,793          $12,227                      $12,137
3/31/94                           $13,330          $11,783                      $11,706
4/30/94                           $13,372          $11,809                      $11,753
5/31/94                           $13,341          $11,900                      $11,846
6/30/94                           $13,216          $11,693                      $11,646
7/31/94                           $13,384          $11,957                      $11,967
8/31/94                           $13,719          $12,257                      $12,276
9/30/94                           $13,544          $12,036                      $12,032
10/31/94                          $13,304          $12,073                      $12,164
11/30/94                          $12,933          $11,792                      $11,890
12/31/94                          $13,216          $11,905                      $12,024
1/31/95                           $13,271          $12,053                      $12,306
2/28/95                           $13,822          $12,404                      $12,724
3/31/95                           $14,142          $12,623                      $12,952
4/30/95                           $14,531          $12,860                      $13,230
5/31/95                           $15,141          $13,272                      $13,740
6/30/95                           $15,573          $13,507                      $13,998
7/31/95                           $16,019          $13,793                      $14,307
8/31/95                           $16,309          $13,900                      $14,440
9/30/95                           $16,480          $14,232                      $14,853
10/31/95                          $15,961          $14,196                      $14,890
11/30/95                          $16,514          $14,637                      $15,378
12/31/95                          $16,574          $14,868                      $15,605
1/31/96                           $16,597          $15,136                      $15,949
2/29/96                           $16,927          $15,143                      $15,962
3/31/96                           $17,050          $15,200                      $16,004
4/30/96                           $17,642          $15,301                      $16,114
5/31/96                           $17,891          $15,458                      $16,333
6/30/96                           $17,529          $15,509                      $16,432
7/31/96                           $16,860          $15,110                      $15,974
8/31/96                           $17,481          $15,348                      $16,224
9/30/96                           $17,967          $15,918                      $16,885
10/31/96                          $18,303          $16,254                      $17,259
11/30/96                          $19,272          $17,012                      $18,141
12/31/96                          $19,140          $16,808                      $17,897
1/31/97                           $19,803          $17,328                      $18,556
2/28/97                           $20,068          $17,392                      $18,617
3/31/97                           $19,536          $16,887                      $18,032
4/30/97                           $20,044          $17,394                      $18,725
5/31/97                           $20,993          $18,107                      $19,515
6/30/97                           $21,581          $18,707                      $20,093
7/31/97                           $22,628          $19,772                      $21,296
8/31/97                           $22,172          $19,146                      $20,621
9/30/97                           $22,997          $19,909                      $21,421
10/31/97                          $22,282          $19,546                      $21,129
11/30/97                          $22,238          $19,905                      $21,718
12/31/97                          $22,331          $20,220                      $22,070
1/31/98                           $21,969          $20,364                      $22,282
2/28/98                           $23,085          $21,172                      $23,228
3/31/98                           $23,682          $21,819                      $23,963
4/30/98                           $23,986          $21,972                      $24,161
5/31/98                           $23,318          $21,750                      $23,939
6/30/98                           $23,514          $22,151                      $24,552
7/31/98                           $22,813          $21,892                      $24,395
8/31/98                           $20,879          $20,006                      $22,366
9/30/98                           $21,846          $20,869                      $23,480
10/31/98                          $22,935          $21,650                      $24,543
11/30/98                          $23,272          $22,442                      $25,510
12/31/98                          $23,958          $23,270                      $26,516
1/31/99                           $23,958          $23,642                      $27,159
2/28/99                           $23,196          $23,074                      $26,452
3/31/99                           $23,598          $23,644                      $27,119
4/30/99                           $24,314          $24,418                      $27,834
5/31/99                           $24,214          $24,042                      $27,375
6/30/99                           $24,780          $24,706                      $28,177
7/31/99                           $24,512          $24,244                      $27,613
8/31/99                           $23,942          $23,990                      $27,452
9/30/99                           $23,149          $23,682                      $27,127
10/31/99                          $23,824          $24,368                      $28,261
11/30/99                          $24,398          $24,630                      $28,696
12/31/99                          $25,509          $25,359                      $29,678


                                                      One Year              Five Year       Annualized
Total Returns for Period Ended December 31, 1999  Total Return       Annualized Return  Since Inception
Jurika & Voyles Balanced Fund                       6.48%                  14.06%           12.70%
Lipper Balanced Index                               8.98%                  16.33%           12.61%
60% Russell 1000 Index/40% Lehman Brothers
                                                   11.93%                  19.81%           14.90%

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Balanced Fund with a similar investment in a model index consisting of 60% Russell 1000 Index and 40% Lehman Brothers Aggregate Bond Index, and Lipper Analytical Services, Inc., Balanced Fund Index from the inception of the Fund on March 9, 1992 through December 31, 1999. For purposes of the graph and the Fund's Annualized Total Return, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total returns of the Fund reflect the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

The Lipper Analytical Services, Inc., Balanced Fund Index is an unmanaged, net asset value weighted index of 30 balanced mutual funds. The Russell 1000 Index is an unmanaged index containing 1,000 of the largest companies in the Russell 3000 Index, which represents approximately 92% of the total capitalization of the Russell 3000 Index. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Bond Index and the Lehman Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

The composite index of 60% S&P 500 and 40% Lehman Brothers Government/Corporate Intermediate Bond Index has been replaced with a composite of 60% Russell 1000 Index and 40% Lehman Brothers Aggregate Bond Index to better reflect the investment objectives of the Balanced Fund. As a broad market reference, the S&P 500/Lehman Brothers Government/Corporate Intermediate Bond composite had an annualized return since September 9, 1992 (the inception of the Balanced Fund) of 14.90%, a five year annualized return of 19.98%, and a one year total return of 12.78%.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
COMMON STOCKS - 101.19%
BASIC INDUSTRIES
AGRICULTURE - 0.42%
  *Seminis, Inc...............................         25,000    $   157,813
                                                                 -----------
ALUMINUM - 1.55%
  Century Aluminum Co.........................         16,600        249,000
  Commonwealth Industries, Inc................         25,600        332,800
                                                                 -----------
                                                                     581,800
                                                                 -----------
CHEMICALS - 1.67%
  Minerals Technologies, Inc..................          8,000        320,500
  *U.S. Plastic Lumber Corp...................         40,200        309,038
                                                                 -----------
                                                                     629,538
                                                                 -----------
  TOTAL BASIC INDUSTRIES.....................................      1,369,151
                                                                 -----------
COMMUNICATIONS
COMMUNICATION EQUIPMENT - 2.44%
  *Advanced Fibre Communications, Inc.........         10,000        446,875
  *Carrier Access Corp........................          7,000        471,188
                                                                 -----------
                                                                     918,063
                                                                 -----------
COMMUNICATIONS SERVICES - 0.58%
  *Alaska Communications Systems Group,
   Inc........................................         17,500        216,563
                                                                 -----------
TELECOMMUNICATION EQUIPMENT - 3.17%
  *Mastec, Inc................................          7,300        324,850
  *Netopia, Inc...............................          4,000        217,250
  *Ramp Networks, Inc.........................         20,000        305,000
  *Ziplink, Inc...............................         27,500        343,750
                                                                 -----------
                                                                   1,190,850
                                                                 -----------
WIRELESS EQUIPMENT - 1.65%
  *Metro One Telecommunications, Inc..........         22,500        292,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
WIRELESS EQUIPMENT - 1.65%--CONTINUED
  *SBA Communications Corp....................         17,500    $   328,125
                                                                 -----------
                                                                     620,625
                                                                 -----------
  TOTAL COMMUNICATIONS.......................................      2,946,101
                                                                 -----------
CONSUMER CYCLICALS
CONSUMER ELECTRONICS - 1.74%
  *InterTAN, Inc..............................         25,000        653,120
                                                                 -----------
RETAIL: APPAREL - 1.78%
  Claire's Stores, Inc........................         10,000        223,750
  *Cutter & Buck, Inc.........................         15,000        226,875
  Wolverine World Wide, Inc...................         20,000        218,750
                                                                 -----------
                                                                     669,375
                                                                 -----------
RETAIL: FOOD - 3.00%
  *Celestial Seasonings, Inc..................         10,000        186,094
  Dreyer's Grand Ice Cream, Inc...............         16,000        272,000
  *Suiza Foods Corp...........................          8,500        336,813
  *Wild Oats Markets, Inc.....................         15,000        332,813
                                                                 -----------
                                                                   1,127,720
                                                                 -----------
RETAIL: RESTAURANTS - 1.53%
  *Jack in the Box, Inc.......................         20,000        413,750
  *Taco Cabana, Inc...........................         20,000        162,500
                                                                 -----------
                                                                     576,250
                                                                 -----------
TOYS - 0.51%
  *Equity Marketing, Inc......................         15,000        193,125
                                                                 -----------
  TOTAL CONSUMER CYCLICALS...................................      3,219,590
                                                                 -----------
CONSUMER SERVICES
CASINO HOTELS - 2.08%
  *Mandalay Resort Group......................         20,000        402,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
CASINO HOTELS - 2.08%--CONTINUED
  *Station Casinos, Inc.......................         16,900    $   379,194
                                                                 -----------
                                                                     781,694
                                                                 -----------
ENERGY
ELECTRICITY - 1.95%
  *Independent Energy Holdings - ADR..........         22,000        732,875
                                                                 -----------
OIL & GAS SERVICES - 4.76%
  *BJ Services Co.............................         12,500        522,656
  *Global Industries, Ltd.....................         32,000        276,000
  *Veritas DGC, Inc...........................         15,000        210,000
  *Marine Drilling Co., Inc...................         15,500        347,781
  *Rowan Companies, Inc.......................         20,000        433,750
                                                                 -----------
                                                                   1,790,187
                                                                 -----------
OIL: INTEGRATED DOMESTIC - 0.90%
  *Spinnaker Exploration Co...................         24,000        339,000
                                                                 -----------
  TOTAL ENERGY...............................................      2,862,062
                                                                 -----------
FINANCIAL
BANKS: SAVINGS & LOAN - 0.54%
  Bank United Corp............................          7,500        204,375
                                                                 -----------
CREDIT CARDS - 3.07%
  *Compucredit Corp...........................         17,000        654,500
  Metris Companies, Inc.......................         14,000        499,625
                                                                 -----------
                                                                   1,154,125
                                                                 -----------
FINANCIAL SERVICES - 2.15%
  Allied Capital Corp.........................         12,000        219,750
  *Knight/Trimark Group, Inc..................          8,500        391,000
  *Profit Recovery Group International,
   Inc........................................          7,500        199,219
                                                                 -----------
                                                                     809,969
                                                                 -----------
  TOTAL FINANCIAL............................................      2,168,469
                                                                 -----------
HEALTHCARE PRODUCTS
DRUGS - 6.63%
  Alpharma, Inc...............................         11,500        353,625
  *Anesta Corp................................         50,000        859,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
DRUGS - 6.63%--CONTINUED
  *Aphton Corp................................          8,000    $   122,000
  *Biomatrix, Inc.............................         30,000        577,500
  *Celegene Corp..............................          4,000        280,000
  *Pathogenesis Corp..........................         14,000        300,125
                                                                 -----------
                                                                   2,492,625
                                                                 -----------
MEDICAL PRODUCTS - 2.37%
  Bindley Western Industries, Inc.............         30,566        460,400
  *Lasersight, Inc............................         15,000        150,000
  *Med-Design Corp............................         19,300        282,263
                                                                 -----------
                                                                     892,663
                                                                 -----------
  TOTAL HEALTHCARE PRODUCTS..................................      3,385,288
                                                                 -----------
HEALTHCARE SERVICES
HEALTHCARE CENTERS - 2.13%
  *Quadramed Corp.............................         45,000        392,344
  *Renal Care Group, Inc......................         17,500        409,063
                                                                 -----------
                                                                     801,407
                                                                 -----------
MEDICAL RESEARCH - 1.01%
  *Pharmaceutical Product Development, Inc....         32,100        381,188
                                                                 -----------
MISCELLANEOUS HEALTHCARE SERVICES - 0.67%
  *Ventiv Health, Inc.........................         27,500        252,656
                                                                 -----------
  TOTAL HEALTHCARE SERVICES..................................      1,435,251
                                                                 -----------
INDUSTRIAL PRODUCTS
CONSTRUCTION - 0.85%
  Elcor Corp..................................         10,600        319,325
                                                                 -----------
ELECTRONICS: COMPONENTS - 4.77%
  *Cymer, Inc.................................          8,000        368,000
  *Duraswitch Industries, Inc.................         60,000        397,500
  *Interlink Electronics, Inc.................         17,500      1,028,125
                                                                 -----------
                                                                   1,793,625
                                                                 -----------
ELECTRONICS: EQUIPMENT - 1.57%
  *Bolder Technologies Corp...................         25,000        318,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
ELECTRONICS: EQUIPMENT - 1.57%--CONTINUED
  *Concord Camera Corp........................         12,000    $   273,000
                                                                 -----------
                                                                     591,750
                                                                 -----------
ELECTRONICS: MILITARY - 3.78%
  Engineered Support Systems, Inc.............         12,000        144,000
  *Titan Corp.................................         27,000      1,272,375
                                                                 -----------
                                                                   1,416,375
                                                                 -----------
ELECTRONICS: SERVICES - 1.51%
  *DII Group, Inc.............................          8,000        567,750
                                                                 -----------
MACHINERY - 1.31%
  *Advanced Energy Industries, Inc............         10,000        492,500
                                                                 -----------
  TOTAL INDUSTRIAL PRODUCTS..................................      5,181,325
                                                                 -----------
INDUSTRIAL SERVICES
SPECIAL SERVICES - 5.33%
  *Convergys Corp.............................         12,500        384,375
  *Diamond Technology Partners, Inc...........          4,250        365,234
  *Interim Services, Inc......................         18,200        450,450
  *Mobile Mini, Inc...........................         23,000        494,500
  *Stericycle, Inc............................         16,500        310,406
                                                                 -----------
                                                                   2,004,965
                                                                 -----------
INSURANCE
INSURANCE BROKERS - 0.64%
  *Healthextras, Inc..........................         20,000        240,000
                                                                 -----------
MEDIA
AUDIO & VIDEO EQUIPMENT - 0.69%
  *IMAX Corp..................................          9,500        260,063
                                                                 -----------
RADIO & TELEVISION - 3.97%
  *Cumulus Media, Inc.........................         15,000        761,250
  *Pegasus Communications Corp................          7,500        733,125
                                                                 -----------
                                                                   1,494,375
                                                                 -----------
  TOTAL MEDIA................................................      1,754,438
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
REAL ESTATE INVESTMENT TRUSTS - 1.36%
  Asset Investors Corp........................         18,000    $   200,250
  Golf Trust of America, Inc..................         15,000        254,063
  Mission West Properties, Inc................          7,500         58,125
                                                                 -----------
                                                                     512,438
                                                                 -----------
TECHNOLOGY
COMPUTER SERVICES - 2.94%
  *Answerthink Consulting Group, Inc..........         13,000        445,250
  *Technology Solutions Co....................         20,000        655,000
                                                                 -----------
                                                                   1,100,250
                                                                 -----------
HARDWARE - 2.23%
  *Interphase Corp............................         12,000        253,500
  *Intervoice-Brite, Inc......................         17,500        406,875
  *Tera Computer Co...........................         40,000        180,000
                                                                 -----------
                                                                     840,375
                                                                 -----------
INTERNET CONTENT - 4.78%
  *El Sitio, Inc..............................          8,000        294,000
  *Netcreations, Inc..........................         11,500        506,000
  *Quokka Sports, Inc.........................         17,500        229,688
  *Rowecom, Inc...............................         10,000        453,750
  *Ziff-Davis, Inc. - ZDNet...................         15,000        315,000
                                                                 -----------
                                                                   1,798,438
                                                                 -----------
OPTICS - 0.72%
  *Optimal Robotics Corp......................          7,300        271,925
                                                                 -----------
SEMICONDUCTOR MANUFACTURERS - 1.92%
  *Act Manufacturing, Inc.....................         10,000        375,000
  *American Xtal Technology, Inc..............         20,000        348,750
                                                                 -----------
                                                                     723,750
                                                                 -----------
SOFTWARE - 11.33%
  *Activision, Inc............................         17,000        260,313
  *Allaire Corp...............................          3,000        438,938
  *Appnet, Inc................................          7,000        306,250
  *Bindview Development Corp..................          7,000        347,813
  *Intranet Solutions, Inc....................         17,000        629,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
SOFTWARE - 11.33%--CONTINUED
  *InterVU, Inc...............................         10,000    $ 1,049,997
  *Netcentives, Inc...........................          5,500        342,719
  *Netzee, Inc................................         17,500        290,938
  *Tumbleweed Communications Corp.............          7,000        593,250
                                                                 -----------
                                                                   4,259,218
                                                                 -----------
  TOTAL TECHNOLOGY...........................................      8,993,956
                                                                 -----------
TRANSPORTATION
AIRLINES - 0.53%
  Skywest, Inc................................          7,000        196,000
                                                                 -----------
MISCELLANEOUS TRANSPORTATION - 2.66%
  *Forward Air Corp...........................         23,000        997,625
                                                                 -----------
  TOTAL TRANSPORTATION.......................................      1,193,625
                                                                 -----------
  TOTAL COMMON STOCKS (Cost $30,685,353).....................     38,048,353
                                                                 -----------
  TOTAL INVESTMENTS - 101.19%
   (Cost $30,685,353)........................................     38,048,353
  Liabilities, Net of Cash and Other Assets - (1.19%)........       (445,959)
                                                                 -----------
NET ASSETS - 100.00%.........................................    $37,602,394
                                                                 ===========

* NON-INCOME PRODUCING SECURITY.
ADR - AMERICAN DEPOSITARY RECEIPT.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       14

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
COMMON STOCKS - 98.51%
BASIC INDUSTRIES
CHEMICALS - 1.44%
  OM Group, Inc...............................         12,300    $   423,581
                                                                 -----------
PAPER & PULP - 3.50%
  International Paper Co......................          7,900        445,856
  Weyerhaeuser Co.............................          8,200        588,863
                                                                 -----------
                                                                   1,034,719
                                                                 -----------
  TOTAL BASIC INDUSTRIES.....................................      1,458,300
                                                                 -----------
COMMUNICATIONS
WIRELESS EQUIPMENT - 2.70%
  Motorola, Inc...............................          5,400        795,150
                                                                 -----------
WIRELESS SERVICE - 2.08%
  SBC Communications, Inc.....................         12,600        614,250
                                                                 -----------
  TOTAL COMMUNICATIONS.......................................      1,409,400
                                                                 -----------
CONSUMER CYCLICALS
RETAIL: FOOD - 5.36%
  Albertson's, Inc............................         11,617        374,648
  *Brinker International, Inc.................         37,000        888,000
  Hormel Foods Corp...........................          7,900        320,938
                                                                 -----------
                                                                   1,583,586
                                                                 -----------
RETAIL: SPECIALTY - 2.01%
  Circuit City Stores, Inc....................          7,900        355,994
  Blockbuster, Inc............................         17,700        236,738
                                                                 -----------
                                                                     592,732
                                                                 -----------
  TOTAL CONSUMER CYCLICALS...................................      2,176,318
                                                                 -----------
CONSUMER SERVICES
LEISURE - 0.61%
  Galileo International, Inc..................          6,000        179,625
                                                                 -----------
PUBLISHING - 1.59%
  McGraw-Hill Companies, Inc..................          7,600        468,350
                                                                 -----------
  TOTAL CONSUMER SERVICES....................................        647,975
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
CONSUMER STAPLES
COSMETICS - 2.29%
  Kimberly-Clark Corp.........................         10,300    $   672,075
                                                                 -----------
HOUSEHOLD PRODUCTS - 1.97%
  *Newell & Co................................         20,100        582,900
                                                                 -----------
  TOTAL CONSUMER STAPLES.....................................      1,254,975
                                                                 -----------
ENERGY
ELECTRIC: INTEGRATED DOMESTIC - 1.51%
  Duke Energy Corp............................          8,900        446,113
                                                                 -----------
NATURAL GAS - 3.29%
  Enron Corp..................................         21,900        971,813
                                                                 -----------
OIL AND GAS SERVICES - 1.46%
  Santa Fe International Corp.................         16,700        432,113
                                                                 -----------
OIL: INTEGRATED DOMESTIC - 3.29%
  Apache Corp.................................         12,100        446,944
  Vastar Resources, Inc.......................          8,900        525,100
                                                                 -----------
                                                                     972,044
                                                                 -----------
OIL: INTEGRATED INTERNATIONAL - 6.06%
  EOG Resources, Inc..........................         25,300        444,331
  *Nabors Industries, Inc.....................         20,300        628,031
  Suncor Energy, Inc..........................         17,200        718,100
                                                                 -----------
                                                                   1,790,462
                                                                 -----------
  TOTAL ENERGY...............................................      4,612,545
                                                                 -----------
FINANCIAL
BANKS: REGIONAL - 1.21%
  First Union Corp............................         10,900        357,656
MISCELLANEOUS FINANCE - 1.32%
  CIT Group, Inc..............................         18,500        390,813
                                                                 -----------
  TOTAL FINANCIAL............................................        748,469
                                                                 -----------
HEALTHCARE PRODUCTS
MEDICAL PRODUCTS - 4.99%
  Baxter International, Inc...................         16,600      1,042,688

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
MEDICAL PRODUCTS - 4.99%--CONTINUED
  Mylan Laboratories..........................         17,100    $   430,706
                                                                 -----------
                                                                   1,473,394
                                                                 -----------
INDUSTRIAL PRODUCTS
MACHINERY - 3.27%
  *Cognex Corp................................         10,300        401,700
  Deere & Co..................................         13,000        563,875
                                                                 -----------
                                                                     965,575
                                                                 -----------
MANUFACTURING - DIVERSIFIED - 8.65%
  Corning, Inc................................          5,800        747,838
  Eaton Corp..................................          9,300        675,413
  Parker Hannifin Corp........................         22,050      1,131,438
                                                                 -----------
                                                                   2,554,689
                                                                 -----------
OFFICE EQUIPMENT - 1.31%
  Xerox Corp..................................         17,100        387,956
                                                                 -----------
  TOTAL INDUSTRIAL PRODUCTS..................................      3,908,220
                                                                 -----------
INDUSTRIAL SERVICES
SPECIAL SERVICES - 8.03%
  Ecolab, Inc.................................         15,600        610,350
  *Republic Services, Inc.....................         58,200        836,625
  *Valassis Communications, Inc...............         21,900        925,275
                                                                 -----------
                                                                   2,372,250
                                                                 -----------
INSURANCE
LIFE INSURANCE - 3.09%
  Reliastar Financial Corp....................         14,800        579,975
  Unumprovident Corp..........................         10,389        333,097
                                                                 -----------
                                                                     913,072
                                                                 -----------
MISCELLANEOUS INSURANCE - 0.79%
  Radian Group, Inc...........................          4,906        234,262
                                                                 -----------
  TOTAL INSURANCE............................................      1,147,334
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS - 3.35%
  Avalonbay Communities, Inc..................          5,600        192,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
REAL ESTATE INVESTMENT TRUSTS - 3.35%--CONTINUED
  Equity Residential Properties, Trust........          5,300    $   226,244
  Prologis Trust..............................         19,700        379,225
  Spieker Properties, Inc.....................          5,300        193,119
                                                                 -----------
                                                                     990,738
                                                                 -----------
TECHNOLOGY
HARDWARE - 2.52%
  *Seagate Technology, Inc....................         16,000        745,000
                                                                 -----------
SEMICONDUCTORS - 3.71%
  *KLA-Tencor Corp............................          5,900        657,113
  STMicroelectronics N.V......................          2,900        439,169
                                                                 -----------
                                                                   1,096,282
                                                                 -----------
SOFTWARE - 7.60%
  First Data Corp.............................         24,200      1,193,360
  *I2 Technologies, Inc.......................          3,000        585,000
  *Transaction Systems Architects, Inc........         16,600        464,800
                                                                 -----------
                                                                   2,243,160
                                                                 -----------
  TOTAL TECHNOLOGY...........................................      4,084,442
                                                                 -----------
TRANSPORTATION
AIRLINES - 2.43%
  Southwest Airlines Co.......................         44,300        717,106
                                                                 -----------
MISCELLANEOUS TRANSPORTATION - 2.60%
  *FDX Corp...................................          8,000        327,500
  United Parcel Service, Inc..................          6,400        441,600
                                                                 -----------
                                                                     769,100
                                                                 -----------
  TOTAL TRANSPORTATION.......................................      1,486,206
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
UTILITIES
UTILITY SERVICE PROVIDERS - 4.48%
  *AES Corp...................................         17,700    $ 1,323,075
                                                                 -----------
  TOTAL COMMON STOCKS (Cost $26,534,371).....................     29,093,641
                                                                 -----------

  TOTAL INVESTMENTS - 98.51% (Cost $26,534,371)..............     29,093,641
  Cash and Other Assets, Net of Liabilities - 1.49%..........        440,822
                                                                 -----------
NET ASSETS - 100.00%.........................................    $29,534,463
                                                                 ===========

* NON-INCOME PRODUCING SECURITY.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       20

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
COMMON STOCKS - 60.92%
BASIC INDUSTRIES
CHEMICALS - 0.93%
  OM Group, Inc...............................         10,600    $   365,038
                                                                 -----------
PAPER & PULP - 2.12%
  International Paper Co......................          6,200        349,913
  Weyerhaeuser Co.............................          6,800        488,325
                                                                 -----------
                                                                     838,238
                                                                 -----------
  TOTAL BASIC INDUSTRIES.....................................      1,203,276
                                                                 -----------
COMMUNICATIONS
WIRELESS EQUIPMENT - 1.65%
  Motorola, Inc...............................          4,400        647,900
                                                                 -----------
WIRELESS SERVICE - 1.27%
  SBC Communications, Inc.....................         10,200        497,250
                                                                 -----------
  TOTAL COMMUNICATIONS.......................................      1,145,150
                                                                 -----------
CONSUMER CYCLICALS
RETAIL: FOOD - 3.10%
  Albertson's, Inc............................          9,341        301,247
  *Brinker International, Inc.................         27,300        655,200
  Hormel Foods Corp...........................          6,400        260,000
                                                                 -----------
                                                                   1,216,447
                                                                 -----------
RETAIL: SPECIALTY - 1.08%
  Circuit City Stores, Inc....................          5,000        225,313
  Blockbuster, Inc............................         14,800        197,950
                                                                 -----------
                                                                     423,263
                                                                 -----------
  TOTAL CONSUMER CYCLICALS...................................      1,639,710
                                                                 -----------
CONSUMER SERVICES
LEISURE - 0.47%
  Galileo International, Inc..................          6,100        182,619
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
PUBLISHING - 0.96%
  McGraw-Hill Companies, Inc..................          6,100    $   375,913
                                                                 -----------
  TOTAL CONSUMER SERVICES....................................        558,532
                                                                 -----------
CONSUMER STAPLES
COSMETICS - 1.46%
  Kimberly-Clark Corp.........................          8,800        574,200
                                                                 -----------
HOUSEHOLD PRODUCTS - 1.20%
  *Newell & Co................................         16,300        472,700
                                                                 -----------
  TOTAL CONSUMER STAPLES.....................................      1,046,900
                                                                 -----------
ENERGY
ELECTRIC: INTEGRATED DOMESTIC - 0.93%
  Duke Energy Corp............................          7,300        365,913
                                                                 -----------
NATURAL GAS - 2.01%
  Enron Corp..................................         17,800        789,875
                                                                 -----------
OIL AND GAS SERVICES - 0.89%
  Santa Fe International Corp.................         13,500        349,313
                                                                 -----------
OIL: INTEGRATED DOMESTIC - 2.05%
  Apache Corp.................................         10,200        376,763
  Vastar Resources, Inc.......................          7,300        430,700
                                                                 -----------
                                                                     807,463
                                                                 -----------
OIL: INTEGRATED INTERNATIONAL - 3.80%
  EOG Resources, Inc..........................         21,500        377,594
  *Nabors Industries, Inc.....................         17,100        529,031
  Suncor Energy, Inc..........................         14,000        584,495
                                                                 -----------
                                                                   1,491,120
                                                                 -----------
  TOTAL ENERGY...............................................      3,803,684
                                                                 -----------
FINANCIAL
BANKS: REGIONAL - 0.84%
  First Union Corp............................         10,000        328,125
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
MISCELLANEOUS FINANCE - 0.81%
  CIT Group, Inc..............................         15,000    $   316,875
                                                                 -----------
  TOTAL FINANCIAL............................................        645,000
                                                                 -----------
HEALTHCARE PRODUCTS
MEDICAL PRODUCTS - 3.05%
  Baxter International, Inc...................         13,500        847,969
  Mylan Laboratories, Inc.....................         13,900        350,106
                                                                 -----------
                                                                   1,198,075
                                                                 -----------
INDUSTRIAL PRODUCTS
MACHINERY - 1.90%
  *Cognex Corp................................          8,300        323,700
  Deere & Co..................................          9,700        420,738
                                                                 -----------
                                                                     744,438
                                                                 -----------
MANUFACTURING: DIVERSIFIED - 5.35%
  Corning, Inc................................          4,700        606,006
  Eaton Corp..................................          7,500        544,688
  Parker Hannifin Corp........................         18,500        949,281
                                                                 -----------
                                                                   2,099,975
                                                                 -----------
OFFICE EQUIPMENT - 0.87%
  Xerox Corp..................................         15,100        342,581
                                                                 -----------
  TOTAL INDUSTRIAL PRODUCTS..................................      3,186,994
                                                                 -----------
INDUSTRIAL SERVICES
SPECIAL SERVICES - 4.84%
  Ecolab, Inc.................................         12,800        500,800
  *Republic Services, Inc.....................         47,200        678,500
  *Valassis Communications, Inc...............         17,050        720,363
                                                                 -----------
                                                                   1,899,663
                                                                 -----------
INSURANCE
LIFE INSURANCE - 1.88%
  Reliastar Financial Corp....................         12,000        470,250
  Unumprovident Corp..........................          8,380        268,684
                                                                 -----------
                                                                     738,934
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
MISCELLANEOUS INSURANCE - 0.38%
  Radian Group, Inc...........................          3,133    $   149,601
                                                                 -----------
  TOTAL INSURANCE............................................        888,535
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS - 2.24%
  Avalonbay Communities, Inc..................          5,600        192,150
  Equity Residential Properties Trust.........          4,300        183,556
  Prologis Trust..............................         17,400        334,950
  Spieker Properties, Inc.....................          4,600        167,613
                                                                 -----------
                                                                     878,269
                                                                 -----------
TECHNOLOGY
HARDWARE - 1.54%
  *Seagate Technology, Inc....................         13,000        605,313
                                                                 -----------
SEMICONDUCTORS - 2.36%
  *KLA-Tencor Corp............................          5,200        579,150
  STMicroelectronics N.V......................          2,300        348,306
                                                                 -----------
                                                                     927,456
                                                                 -----------
SOFTWARE - 4.98%
  First Data Corp.............................         21,500      1,060,256
  *I2 Technologies, Inc.......................          2,400        468,000
  *Transaction Systems Architects, Inc........         15,200        425,600
                                                                 -----------
                                                                   1,953,856
                                                                 -----------
  TOTAL TECHNOLOGY...........................................      3,486,625
                                                                 -----------
TRANSPORTATION
AIRLINES - 1.61%
  Southwest Airlines Co.......................         39,050        632,122
                                                                 -----------
MISCELLANEOUS TRANSPORTATION - 1.61%
  *FDX Corp...................................          6,500        266,094

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

                                                   NUMBER OF
                 DESCRIPTION                        SHARES          VALUE
----------------------------------------------    -----------    -----------
MISCELLANEOUS TRANSPORTATION - 1.61%--CONTINUED
  United Parcel Service, Inc..................          5,300    $   365,700
                                                                 -----------
                                                                     631,794
                                                                 -----------
  TOTAL TRANSPORTATION.......................................      1,263,916
                                                                 -----------
UTILITIES
UTILITY SERVICE PROVIDERS - 2.74%
  *AES Corp...................................         14,400      1,076,400
                                                                 -----------
  TOTAL COMMON STOCKS (COST $21,144,491).....................     23,920,729
                                                                 -----------

                                                   PAR VALUE
                                                  -----------
CORPORATE BONDS - 19.65%
BASIC INDUSTRIES - 2.99%
  Ball Corp.
   7.750%, 08/01/06...........................    $ 1,200,000      1,176,000
                                                                 -----------
COMMUNICATIONS - 1.74%
  Sprint Capital Corp.
   6.125%, 11/15/08...........................        750,000        679,515
                                                                 -----------
ENTERTAINMENT - 1.28%
  Viacom International, Inc.
   7.750%, 06/01/05...........................        500,000        504,317
                                                                 -----------
FINANCIAL SERVICES - 5.70%
  Associates Corp.
   5.875%, 05/16/01...........................        850,000        839,514
  Lehman Brothers Holdings, Inc.
   6.250%, 04/01/03...........................        750,000        723,995
  PNC Funding Corp.
   6.125%, 02/15/09...........................        750,000        674,493
                                                                 -----------
                                                                   2,238,002
                                                                 -----------
INSURANCE - 0.77%
  Reliastar Financial Corp.
   8.000%, 10/30/06...........................        300,000        301,674
                                                                 -----------
MANUFACTURING - 2.43%
  Lear Corp.
   7.960%, 5/15/05............................        500,000        480,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

                         DESCRIPTION               PAR VALUE        VALUE
-------------------------------------------------------------    -----------
MANUFACTURING - 2.43%--CONTINUED
  Lear Corp.
   8.110%, 5/15/09............................    $   500,000    $   474,375
                                                                 -----------
                                                                     955,000
                                                                 -----------
RETAIL: FOOD - 3.64%
  Coca Cola Enterprises, Inc.
   6.375%, 8/01/01............................        960,000        950,727
  Safeway, Inc.
   7.000%, 9/15/07............................        500,000        480,441
                                                                 -----------
                                                                   1,431,168
                                                                 -----------
RETAIL: RESTAURANTS - 1.10%
  Friendly Ice Cream Corp.
   10.500%, 12/1/07...........................        500,000        430,000
                                                                 -----------
  TOTAL CORPORATE BONDS (COST $8,034,586)....................      7,715,676
                                                                 -----------
AGENCY - 2.47%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 2.47%
  5.750%, 04/15/03............................      1,000,000        971,250
                                                                 -----------
  TOTAL AGENCY (COST $1,003,955).............................        971,250
                                                                 -----------
MORTGAGE PASS-THROUGH - 11.33%
FEDERAL HOME LOAN MORTGAGE CORP. - 4.32%
  7.500%, 04/01/28............................        632,471        626,545
  6.000%, 07/01/28............................      1,167,615      1,068,729
                                                                 -----------
                                                                   1,695,274
                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION POOL - 5.00%
  7.000%, 2/1/28..............................        929,973        900,614
  6.500%, 7/1/28..............................      1,129,920      1,064,588
                                                                 -----------
                                                                   1,965,202
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

                         DESCRIPTION               PAR VALUE        VALUE
-------------------------------------------------------------    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION POOL - 2.01%
  8.000%, 12/15/25............................    $   780,240    $   789,018
                                                                 -----------
  TOTAL MORTGAGE PASS-THROUGH (COST $4,677,603)..............      4,449,494
                                                                 -----------
U.S. TREASURY OBLIGATIONS - 4.01%
U. S. TREASURY BONDS - 2.18%
  7.500%, 11/15/16............................        800,000        856,427
                                                                 -----------
U. S. TREASURY NOTES - 1.17%
  7.500%, 11/15/01............................        450,000        459,869
                                                                 -----------
U.S. TREASURY STRIPS - 0.66%
  0.000%, 11/15/09............................        500,000        257,890
                                                                 -----------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $1,725,759)..........      1,574,186
                                                                 -----------
REPURCHASE AGREEMENT - 2.12%
  State Street Bank & Trust Co. Repurchase
   Agreement, 2.00%, dated 12/31/99, due
   01/03/00, collateralized by U.S. Treasury
   Bonds, 8.50%, par value $700,000, due
   02/15/20 (Proceeds $831,139)
   (Cost $831,000)............................        831,000        831,000
                                                                 -----------
  TOTAL INVESTMENTS - 100.50% (Cost $37,417,394).............     39,462,335
  Liabilities, Net of Cash and Other Assets - (0.50%)........       (194,986)
                                                                 -----------
NET ASSETS - 100.00%.........................................    $39,267,349
                                                                 ===========

* NON-INCOME PRODUCING SECURITY.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       28

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------

                                              SMALL-CAP        VALUE+        BALANCED
                                                 FUND       GROWTH FUND        FUND
                                             ------------   ------------   ------------
ASSETS
Investments in securities at value (cost of
 $30,685,353, $26,534,371, $37,417,394)      $38,048,353    $29,093,641    $39,462,335
Cash                                                  --             --            393
Receivables:
    Investment securities sold                   375,375      3,072,344             --
    Investment income                             10,356         34,872        216,560
    Fund shares sold                             274,049             50         16,118
Prepaid expenses and other assets                  5,822          4,310          2,832
                                             -----------    -----------    -----------
    Total assets                              38,713,955     32,205,217     39,698,238
                                             -----------    -----------    -----------

LIABILITIES
Payables:
    Funds advanced by custodian                  247,959      2,270,141             --
    Investment securities purchased              743,444        352,243        360,173
    Fund shares redeemed                          31,727          2,339          8,082
    Investment advisory fees                       2,020          1,426          1,492
    Shareholder servicing fees                       283            369            107
Accrued Trustees' fees                             1,038          2,133          1,918
Other accrued expenses                            85,090         42,103         59,117
                                             -----------    -----------    -----------
      Total liabilities                        1,111,561      2,670,754        430,889
                                             -----------    -----------    -----------
NET ASSETS                                   $37,602,394    $29,534,463    $39,267,349
                                             ===========    ===========    ===========

COMPOSITION OF NET ASSETS
    Paid-in capital                          $29,233,011    $24,295,058    $35,061,001
    Undistributed net investment income
     (loss)                                     (174,219)        (2,209)         1,517
    Undistributed net realized gain            1,180,602      2,682,344      2,159,890
    Net unrealized appreciation                7,363,000      2,559,270      2,044,941
                                             -----------    -----------    -----------
NET ASSETS                                   $37,602,394    $29,534,463    $39,267,349
                                             ===========    ===========    ===========
    Number of shares, $0.01 par value,
     issued and outstanding (unlimited
     shares authorized)                        1,675,420      1,828,201      2,897,907
                                             ===========    ===========    ===========
NET ASSET VALUE PER SHARE                    $     22.44    $     16.15    $     13.55
                                             ===========    ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       29

                            STATEMENTS OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1999
                                  (UNAUDITED)
           ----------------------------------------------------------

                                               SMALL-CAP        VALUE+       BALANCED
                                                  FUND       GROWTH FUND       FUND
                                              ------------   ------------   -----------
INVESTMENT INCOME
INCOME
  Dividend income                             $    46,954    $   212,734    $   154,845
  Interest income                                   3,335          6,599        583,925
                                              -----------    -----------    -----------
    Total income                                   50,289        219,333        738,770
                                              -----------    -----------    -----------
EXPENSES
  Investment advisory fees                        149,570        147,479        146,533
  Shareholder servicing fees                       20,940         38,171         10,467
  Administration fees                              20,117         20,108         18,221
  Custody and accounting fees                      35,071         24,069         27,267
  Legal fees                                        3,957          4,731          6,215
  Audit fees                                       10,054         10,084         10,092
  Transfer agent fees                              33,912         19,999         19,190
  Shareholder reporting fees                       10,960          3,785          5,312
  Registration fees                                11,189          8,674         11,717
  Trustees fees                                     7,546          7,546          7,546
  Insurance                                           988          1,182          1,597
  Amortization of deferred organization costs       2,212          2,212          1,275
  Miscellaneous                                     2,924          4,743          5,467
                                              -----------    -----------    -----------
      Total expenses                              309,440        292,783        270,899
      Less: expenses waived and reimbursed        (85,840)       (75,380)       (71,111)
      Add: credit line commitment fees                908          1,246          1,654
                                              -----------    -----------    -----------
      Net expenses                                224,508        218,649        201,442
                                              -----------    -----------    -----------
Net investment income (loss)                     (174,219)           684        537,328
                                              -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain on investments                5,853,282      3,175,602      3,523,580
Net unrealized appreciation (depreciation) on
 investments                                    4,890,756     (2,238,566)    (3,216,361)
                                              -----------    -----------    -----------
Net gain on investments                        10,744,038        937,036        307,219
                                              -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                   $10,569,819    $   937,720    $   844,547
                                              ===========    ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       30

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                               FOR THE PERIODS
                                                   ----------------------------------------
                                                           07/01/99              07/01/98
                                                         TO 12/31/99+           TO 6/30/99
                                                   -------------------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                     $  (174,219)         $   (274,582)
  Net realized gain (loss) on investments                   5,853,282            (4,630,969)
  Net unrealized appreciation (depreciation) on
   investments                                              4,890,756            (3,474,243)
                                                          -----------          ------------
  Net increase (decrease) in net assets from
   operations                                              10,569,819            (8,379,794)
                                                          -----------          ------------
Distributions to shareholders:
  From net realized gain                                           --            (5,303,746)
                                                          -----------          ------------
  Total distributions                                              --            (5,303,746)
                                                          -----------          ------------
Fund share transactions:
  Proceeds from shares sold                                 6,190,679            29,397,612
  Net asset value of shares issued on
   reinvestment of distributions                                   --             5,022,337
  Cost of shares redeemed                                  (9,742,260)          (81,022,556)
                                                          -----------          ------------
  Net decrease from Fund share transactions                (3,551,581)          (46,602,607)
                                                          -----------          ------------

NET INCREASE (DECREASE) IN NET ASSETS                       7,018,238           (60,286,147)

NET ASSETS
Beginning of period                                        30,584,156            90,870,303
                                                          -----------          ------------
End of period                                             $37,602,394          $ 30,584,156
                                                          ===========          ============
CHANGE IN FUND SHARES
Shares sold                                                   344,705             1,911,091
Shares issued on reinvestment of distributions                     --               370,081
Shares redeemed                                              (565,602)           (5,143,333)
                                                          -----------          ------------
Net decrease                                                 (220,897)           (2,862,161)
                                                          ===========          ============

+ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                              FOR THE PERIODS
                                                  ----------------------------------------
                                                          07/01/99              07/01/98
                                                        TO 12/31/99+           TO 6/30/99
                                                  -------------------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                 $        684          $     81,986
  Net realized gain on investments                         3,175,602             1,495,633
  Net unrealized depreciation on investments              (2,238,566)             (357,291)
                                                        ------------          ------------
  Net increase in net assets from operations                 937,720             1,220,328
                                                        ------------          ------------
Distributions to shareholders:
  From net investment income                                 (84,879)                   --
  From net realized gain                                    (974,775)           (2,433,086)
                                                        ------------          ------------
  Total distributions                                     (1,059,654)           (2,433,086)
                                                        ------------          ------------
Fund share transactions:
  Proceeds from shares sold                                1,286,242             7,381,672
  Net asset value of shares issued on
   reinvestment of distributions                           1,055,965             2,423,047
  Cost of shares redeemed                                (10,998,956)          (17,678,158)
                                                        ------------          ------------
  Net decrease from Fund share transactions               (8,656,749)           (7,873,439)
                                                        ------------          ------------

NET DECREASE IN NET ASSETS                                (8,778,683)           (9,086,197)

NET ASSETS
Beginning of period                                       38,313,146            47,399,343
                                                        ------------          ------------
End of period                                           $ 29,534,463          $ 38,313,146
                                                        ============          ============
CHANGE IN FUND SHARES
Shares sold                                                   85,233               485,266
Shares issued on reinvestment of distributions                68,972               170,397
Shares redeemed                                             (711,875)           (1,195,319)
                                                        ------------          ------------
Net decrease                                                (557,670)             (539,656)
                                                        ============          ============

+ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                                 BALANCED FUND

                                                              FOR THE PERIODS
                                                  ----------------------------------------
                                                          07/01/99              07/01/98
                                                        TO 12/31/99+           TO 6/30/99
                                                  -------------------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                  $   537,328          $  1,406,185
  Net realized gain on investments                         3,523,580             4,408,560
  Net unrealized depreciation on investments              (3,216,361)           (3,149,185)
                                                         -----------          ------------
  Net increase in net assets from operations                 844,547             2,665,560
                                                         -----------          ------------
Distributions to shareholders:
  From net investment income                                (542,127)           (1,419,256)
  From net realized gain                                  (3,849,150)           (4,179,056)
                                                         -----------          ------------
  Total distributions                                     (4,391,277)           (5,598,312)
                                                         -----------          ------------
Fund share transactions:
  Proceeds from shares sold                                  990,310             4,586,684
  Net asset value of shares issued on
   reinvestment of distributions                           4,197,272             5,376,083
  Cost of shares redeemed                                (10,087,133)          (25,997,325)
                                                         -----------          ------------
  Net decrease from Fund share transactions               (4,899,551)          (16,034,558)
                                                         -----------          ------------

NET DECREASE IN NET ASSETS                                (8,446,281)          (18,967,310)

NET ASSETS
  Beginning of period                                     47,713,630            66,680,940
                                                         -----------          ------------
  End of period                                          $39,267,349          $ 47,713,630
                                                         ===========          ============
CHANGE IN FUND SHARES
Shares sold                                                   68,848               313,760
Shares issued on reinvestment of distributions               316,283               378,678
Shares redeemed                                             (713,632)           (1,785,419)
                                                         -----------          ------------
Net decrease                                                (328,501)           (1,092,981)
                                                         ===========          ============

+ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       33

                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                           FOR THE PERIODS
                              -------------------------------------------------------------------------
                                  07/01/99        07/01/98   07/01/97   07/01/96   07/01/95   9/30/94#
                                     TO              TO         TO         TO         TO         TO
                                  12/31/99+       06/30/99   06/30/98   06/30/97   06/30/96   06/30/95
                              -----------------   --------   --------   --------   --------   ---------
Net asset value, beginning
  of period                        $ 16.13        $ 19.10    $ 21.83    $  18.39   $ 14.12     $ 10.00
                                   -------        -------    -------    --------   -------     -------
Income from investment
  operations
  Net investment income
   (loss)                            (0.10)         (0.14)     (0.17)      (0.01)    (0.02)       0.01
  Net realized and
   unrealized gain (loss) on
   investments                        6.41          (0.93)      2.40        4.04      5.25        4.13
                                   -------        -------    -------    --------   -------     -------
Total from investment
  operations                          6.31          (1.07)      2.23        4.03      5.23        4.14
                                   -------        -------    -------    --------   -------     -------
Less distributions
  From net investment income       --               --         --          --        --          (0.02)
  From net realized gain           --               (1.90)     (4.96)      (0.59)    (0.96)      --
                                   -------        -------    -------    --------   -------     -------
Total distributions                --               (1.90)     (4.96)      (0.59)    (0.96)      (0.02)
                                   -------        -------    -------    --------   -------     -------
Net asset value, end of
  period                           $ 22.44        $ 16.13    $ 19.10    $  21.83   $ 18.39     $ 14.12
                                   =======        =======    =======    ========   =======     =======
Total return**                       39.21%         (3.78)%    10.29%      22.45%    38.46%      41.47%
                                   =======        =======    =======    ========   =======     =======
Net assets at end of period
  (in 000's)                       $37,602        $30,584    $90,870    $123,053   $92,697     $10,397
                                   =======        =======    =======    ========   =======     =======
Ratio of expenses to average
  net assets (after expense
  waivers, reimbursements
  and recoupments)(1)*                1.50%          1.50%      1.50%       1.50%     1.50%       1.50%
                                   =======        =======    =======    ========   =======     =======
Ratio of net investment
  income (loss) to average
  net assets (after waivers,
  reimbursements, and
  recoupments)*                       1.16%         (0.66)%    (0.59)%     (0.08)%   (0.35)%      0.04%
                                   =======        =======    =======    ========   =======     =======
Portfolio turnover rate**           128.19%        179.91%    168.74%     304.88%   214.71%     102.85%
                                   =======        =======    =======    ========   =======     =======

+   UNAUDITED.
*   ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
#   FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 1994.
(1) THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVERS, REIMBURSEMENTS AND RECOUPMENTS WERE 2.06%, 1.89%, 1.55%, 1.39%, 1.74% AND 4.99% FOR THE PERIODS ENDED DECEMBER 31, 1999, JUNE 30, 1999, 1998, 1997,
    1996 AND 1995, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                              FOR THE PERIODS
                                 -------------------------------------------------------------------------
                                     07/01/99        07/01/98   07/01/97   07/01/96   07/01/95   09/30/94#
                                        TO              TO         TO         TO         TO         TO
                                     12/31/99+       06/30/99   06/30/98   06/30/97   06/30/96   06/30/95
                                 -----------------   --------   --------   --------   --------   ---------
Net asset value, beginning of
  period                              $ 16.06        $ 16.20    $ 16.27    $ 13.69    $ 12.82     $ 10.00
                                      -------        -------    -------    -------    -------     -------
Income from investment
  operations
  Net investment income                  0.01           0.03       0.01       0.10       0.11        0.05
  Net realized and unrealized
   gain on investments                   0.61           0.82       1.77       4.03       1.40        2.79
                                      -------        -------    -------    -------    -------     -------
Total from investment
  operations                             0.62           0.85       1.78       4.13       1.51        2.84
                                      -------        -------    -------    -------    -------     -------
Less distributions
  From net investment income            (0.04)         --         (0.04)     (0.10)     (0.13)      (0.02)
  From net realized gain                (0.49)         (0.99)     (1.81)     (1.45)     (0.51)      --
                                      -------        -------    -------    -------    -------     -------
Total distributions                     (0.53)         (0.99)     (1.85)     (1.55)     (0.64)      (0.02)
                                      -------        -------    -------    -------    -------     -------
Net asset value, end of period        $ 16.15        $ 16.06    $ 16.20    $ 16.27    $ 13.69     $ 12.82
                                      =======        =======    =======    =======    =======     =======
Total return**                           4.19%          6.05%     11.54%     32.38%     12.11%      28.43%
                                      =======        =======    =======    =======    =======     =======
Net assets at end of period (in
  000's)                              $29,534        $38,313    $47,399    $23,994    $21,256     $12,989
                                      =======        =======    =======    =======    =======     =======
Ratio of expenses to average
  net assets (after expense
  waivers and
  reimbursements)(1)*                    1.25%          1.25%      1.25%      1.26%      1.35%       1.35%
                                      =======        =======    =======    =======    =======     =======
Ratio of net investment income
  (loss) to average net assets
  (after waivers and
  reimbursements)*                       0.00%          0.22%      0.09%      0.45%      0.78%       1.18%
                                      =======        =======    =======    =======    =======     =======
Portfolio turnover rate**               41.53%         92.42%     60.51%    160.13%    101.05%      31.64%
                                      =======        =======    =======    =======    =======     =======

+   UNAUDITED.
*   ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
#   FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 1994.
(1) THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVERS AND REIMBURSEMENTS WERE 1.69%, 1.58%, 1.48%, 2.11%, 2.12% AND 5.21% FOR THE
    PERIODS ENDED DECEMBER 31, 1999, JUNE 30, 1999, 1998, 1997, 1996 AND 1995,
    RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
           ----------------------------------------------------------
                                 BALANCED FUND

                                                           FOR THE PERIODS
                         -----------------------------------------------------------------------------------
                             07/01/99        07/01/98   07/01/97   07/01/96   07/01/95   10/01/94   11/01/93
                                TO              TO         TO         TO         TO         TO         TO
                             12/31/99+       06/30/99   06/30/98   06/30/97   06/30/96   06/30/95   09/30/94
                         -----------------   --------   --------   --------   --------   --------   --------
Net asset value,
  beginning of period         $ 14.79        $ 15.44    $ 16.07    $ 14.69    $ 13.96    $ 12.41    $ 12.82
                              -------        -------    -------    -------    -------    -------    -------
Income from investment
  operations
  Net investment income          0.18           0.36       0.31       0.38       0.43       0.24       0.16
  Net realized and
   unrealized gain on
   investments                   0.20           0.38       1.05       2.78       1.27       1.59       0.05
                              -------        -------    -------    -------    -------    -------    -------
Total from investment
  operations                     0.38           0.74       1.36       3.16       1.70       1.83       0.21
                              -------        -------    -------    -------    -------    -------    -------
Less distributions
  From net investment
   income                       (0.19)         (0.36)     (0.32)     (0.37)     (0.43)     (0.24)     (0.18)
  From net realized
   gain                         (1.44)         (1.03)     (1.67)     (1.41)     (0.54)     (0.04)     (0.44)
                              -------        -------    -------    -------    -------    -------    -------
Total distributions             (1.62)         (1.39)     (1.99)     (1.78)     (0.97)     (0.28)     (0.62)
                              -------        -------    -------    -------    -------    -------    -------
Net asset value, end of
  period                      $ 13.55        $ 14.79    $ 15.44    $ 16.07    $ 14.69    $ 13.96    $ 12.41
                              =======        =======    =======    =======    =======    =======    =======
Total return**                   2.94%          5.39%      8.96%     23.12%     12.56%     14.98%      3.66%
                              =======        =======    =======    =======    =======    =======    =======
Net assets at end of
  period (in 000's)           $39,267        $47,714    $66,681    $63,398    $46,979    $38,836    $34,659
                              =======        =======    =======    =======    =======    =======    =======
Ratio of expenses to
  average net assets
  (after expense
  waivers and
  reimbursements)(1)*            0.95%          0.95%      1.00%      1.26%      1.35%      1.33%*     1.63%
                              =======        =======    =======    =======    =======    =======    =======
Ratio of net investment
  income to average net
  assets (after expense
  waivers and
  reimbursements)*               2.56%          2.41%      1.99%      2.62%      2.98%      2.51%*     1.77%
                              =======        =======    =======    =======    =======    =======    =======
Portfolio turnover
  rate**                        30.76%         91.64%     83.27%     91.90%     69.11%     54.02%     60.90%
                              =======        =======    =======    =======    =======    =======    =======

+   UNAUDITED.
*   ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(1) THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVERS AND REIMBURSEMENTS WERE 1.30%, 1.15%, 1.37%, 1.31%, 1.49%, 1.42% AND 1.63% FOR
    THE PERIODS ENDED DECEMBER 31, 1999, JUNE 30, 1999, 1998, 1997, 1996, 1995
    AND SEPTEMBER 30, 1994, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       36

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Jurika & Voyles Fund Group (the "Trust") was organized as a Delaware business trust on July 11, 1994 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of three separate diversified series: Jurika & Voyles Small-Cap Fund (formerly known as the Jurika & Voyles Mini-Cap Fund), Jurika & Voyles Value+Growth Fund and Jurika & Voyles Balanced Fund (each a "Fund" and collectively the "Funds").

The investment objectives of the Funds are as follows:

The Small-Cap Fund seeks to maximize long-term capital appreciation. This Fund invests primarily in the common stock of companies having small market capitalizations that offer current value and significant future growth potential.

The Value+Growth Fund seeks long-term capital appreciation. This Fund invests primarily in the common stock of companies of all market capitalizations that offer current value and significant future growth potential.

The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. This Fund invests primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.

On September 30, 1994, shareholders of the Balanced Fund, formerly a portfolio of the Advisors' Inner Circle Fund (the "Old Fund"), exchanged 2,793,608 shares of the Old Fund (valued at $34,658,609, including unrealized gains of $1,199,928) for 2,793,608 shares of the Balanced Fund in a tax-free exchange. All of the assets and liabilities of the Old Fund were transferred to the Balanced Fund at their then current value. The Financial Highlights for the period prior to October 1, 1994, include the results of the Old Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

    SECURITY VALUATION--Securities trading on a national exchange or the Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period. If there are no sales on such day, or in the case of other over-the-counter securities, securities are valued at the mean between the closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

    FEDERAL INCOME TAXES--Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized to maturity using the effective interest method. Realized gains and losses on securities sold are determined under the identified cost method.

    It is the Trust's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

    DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date.

    ACCOUNTING ESTIMATES--The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) net assets from operations during the reporting periods. Actual results could differ from those estimates.

3. MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the "Agreement") with Jurika & Voyles, L.P. (the Adviser). Under the terms of the Agreement, the Funds will pay a fee equal to the following rates of average daily net assets: 1.00% for the Small-Cap Fund, 0.85% for the Value+Growth Fund and 0.70% for the Balanced Fund. The Adviser has voluntarily agreed to limit the Funds' expenses by reducing all or a portion of its fees (and reimbursing the Funds' expenses) so that the ratio of expenses to average net assets will not exceed 1.50% for Small-Cap Fund, 1.25% for the Value+Growth Fund and 0.95% for the Balanced Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. In subsequent years, overall operating expenses of each Fund will not fall below the applicable expense limitations until the Adviser has been fully reimbursed for fees foregone or expenses paid by it under the Agreement. Each Fund will reimburse the Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation. The Agreement permits such reimbursement to the Adviser within the three year period following the year in which the Adviser waived fees or reimbursed expenses of the Fund. Unreimbursed expenses at December 31, 1999 amounted to $310,813, $454,576 and $461,439 for the Small-Cap, Value+Growth and Balanced Funds, respectively, of which $0, $67,397, $157,576 and $85,840; $168,152, $88,072, $122,972 and $75,380; and $27,549, $250,482, $112,297 and
$71,111, respectively, can be recouped through the fiscal years ending in 2000, 2001, 2002 and 2003, respectively.

Included in the statements of operations under the caption Transfer Agent Fees are fees of $3,349, $5,676 and $3,674 for the Small-Cap, Value+Growth and Balanced Funds, respectively, due to NVEST Services Company, Inc., an affiliate of the adviser, as servicing agent to the Funds.

Pursuant to a Shareholder Services Plan (the "Plan"), the Funds will reimburse the Adviser for any expenses incurred, not to exceed 0.25% of each Fund's average daily net assets, for shareholder services provided. Under the Plan, the Adviser as Service Coordinator will provide, or will

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) arrange for others to provide, certain specified shareholder services to shareholders of the Funds. In certain cases, the Adviser may also pay a fee, out of its own resources and not out of the service fee payable under the Plan, to a participating organization for providing other administrative services to its customers who invest in shares of the Funds.

The Trust, on behalf of the Funds, entered into an Administration Agreement (the "Administration Agreement") with Investment Company Administration, L.L.C. (the "Administrator"). Under the terms of the Administration Agreement, the Funds will pay a fee, payable monthly and computed based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $100 million of such net assets, 0.05% of the next $150 million, 0.03% of the next $250 million and 0.01% thereafter, subject to a minimum fee of $40,000 per annum per Fund.

First Fund Distributors, Inc. (the "Distributor") distributes the Funds' shares pursuant to a Distribution Agreement. The Distributor is an affiliate of the Administrator.

Certain officers of the Adviser, Administrator and Distributor are also officers and/or Trustees of the Funds.

Each unaffiliated Trustee receives as compensation $5,000 per year plus an attendance fee of $500 for each Trustees' meeting attended. Compensation paid to the Trustees is allocated to the Funds evenly.

4. PURCHASES AND SALES OF SECURITIES

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended December 31, 1999, are as follows:

FUND                                     PURCHASES       SALES
----                                    -----------   -----------
Small-Cap Fund                          $38,314,962   $41,104,828
Value+Growth Fund                        13,967,192    22,481,419
Balanced Fund                            11,922,165    23,427,924

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Balanced Fund purchased $989,633 and sold $2,456,331 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small-Cap Fund and Value+Growth Fund.

The total cost of securities and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at December 31, 1999, based on cost for federal income tax purposes, are as follows:

                                        GROSS          GROSS           NET
                          TOTAL       UNREALIZED     UNREALIZED     UNREALIZED
FUND                    TAX COST     APPRECIATION   DEPRECIATION   APPRECIATION
----                   -----------   ------------   ------------   ------------
Small-Cap Fund         $30,685,353   $10,019,905    ($2,656,905)    $7,363,000
Value+Growth Fund       26,534,371     4,567,129     (2,007,859)     2,559,270
Balanced Fund           37,417,394     4,220,621     (2,175,680)     2,044,941

At December 31, 1999, the Small-Cap Fund had tax basis capital losses of $3,400,000 which may be carried forward to offset future capital gains through June 30, 2007.

5. LINE OF CREDIT

The Trust has a $10 million unsecured line of credit with a group of participating banks. The interest rate charged on borrowings is the Overnight Federal Funds rate, plus 0.455%. Each Fund pays its pro rata share of a commitment fee of 0.08% of the unused portion of the commitment. The Funds are also required to pay a utilization fee of 0.05% on the principal amount outstanding when more than 50% of total commitment is outstanding, or 0.10% when more than 66.67% of the total commitment is outstanding. There were no borrowings under this commitment during the six months ended
December 31, 1999.

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                        CHANGE IN INDEPENDENT ACCOUNTANT

On August 13, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On November 3, 1999, the Trust, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

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Jurika & Voyles Fund Group
P.O. Box 9291
Boston, MA 02266-9291
(800) JV-INVST
(800) 584-6878